Called up share capital - Narrative (Details) £ / shares in Units, £ in Millions	Jun. 30, 2021 GBP (£) £ / shares shares	Jun. 30, 2021 € / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 GBP (£) £ / shares shares
Ordinary shares
Number of shares issued (in shares)	2,342,000,000			2,342,000,000
Par value per share | £ / shares	£ 1			£ 1
Preference share capital
Called up share capital | £	£ 6			£ 6
Sterling 1 Preference Shares
Number of shares issued (in shares)	1,000			1,000
Par value per share | £ / shares	£ 1.00
Euro Preference Shares
Number of shares issued (in shares)	31,856			31,856
Par value per share | € / shares		€ 100
US Dollar Preference Shares $100
Number of shares issued (in shares)	58,133			58,133
Par value per share | $ / shares			$ 100